PENFIELD PARTNERS, L.P.

                  Index to Financial Statements
                          June 30, 1999


                                                  PAGE(S)

Independent Accountants' Report                     1

Statement of Assets and Liabilities                 2

Statement of Operations                             3

Statements of Changes in Partners' Capital          4

Schedule of Investments                             6

Notes to Financial Statements                      10

                 Independent Accountant's Report



The Partners of
Penfield Partners, L.P.

     We have reviewed the accompanying Statement of Assets and Liabilities, including the Schedule of Investments of Penfield Partners, L.P. as of June 30, 1999 and the related Statements of Operations and Changes in Partners' Capital for the six months then ended. These financial statements are the responsibility of the General Partners.

     We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

     Based on our review, we are not aware of any material modifications that should be made to the accompanying interim period financial statements for them to be in conformity with generally accepted accounting principles.

     The Statement of Changes in Partners' Capital for the year ended December 31, 1998 was audited by us, and we expressed an unqualified opinion on it in our report dated January 29, 1999, but we have not performed any audit procedures since that date.

                              Anchin, Block & Anchin LLP




New York, N.Y.
July 23, 1999

                     PENFIELD PARTNERS, L.P.

               STATEMENT OF ASSETS AND LIABILITIES
                          June 30, 1999
                           (Unaudited)


ASSETS

Investments in securities, at fair value          $36,564,075
Cash equivalents                                       62,573
Receivable from broker                                102,669
Accrued income                                          7,153
                                                  ___________

     TOTAL ASSETS                                 $36,736,470


LIABILITIES

Securities sold short, at fair value              $ 5,717,287
Payable to broker                                   5,348,187
Accrued expenses                                       68,745
Payable for capital withdrawals                       258,285
                                                  ___________

     TOTAL LIABILITIES                            $11,392,504

PARTNERS' CAPITAL

General Partners                                    2,174,694
Limited Partners                                   23,169,272
                                                  ___________

     TOTAL PARTNERS' CAPITAL                      $25,343,966


     TOTAL LIABILITIES AND PARTNERS' CAPITAL      $36,736,470
                                                  ___________


Net asset value per Limited Partners' Unit        $    25,000
                                                  ___________




See Notes to Financial Statements

                     PENFIELD PARTNERS, L.P.

                     STATEMENT OF OPERATIONS
             For the Six Months Ended June 30, 1999
                           (Unaudited)




REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gains on investments, net    $   582,612
  Unrealized gains on investments, net    2,410,362
                                        ___________

       Total Realized and Unrealized Investment Gains  $2,992,974

INVESTMENT LOSS
  Income
     Interest                                43,915
     Dividends                              254,878
                                        ___________

                                            298,793

  Expenses
     Administrator's fee                     88,290
     Independent General Partners' fees      10,000
     Interest                               201,553
     Professional fees                       31,110
     Amortization of organization costs      17,162
     Other                                    7,369
                                        ___________

                                            355,484

       Investment Loss                                  ( 56,691)
                                                       __________

NET INCOME                                             $2,936,283
                                                       __________




See Notes to Financial Statements

                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
             For the Six Months Ended June 30, 1999
                           (Unaudited)


                                 Corporate  Individual
                                 General    General   Limited
                    Total        Partner    Partners  Partners
                    ___________ __________  ________ ___________
PARTNERS' CAPITAL
  Beginning         $21,515,968  $1,578,916  $13,864 $19,923,188
                    ___________ ___________ ________ ___________
CHANGES IN CAPITAL FROM
Net Income            2,936,283     525,178    1,589   2,409,516
                    ___________ ___________ ________ ___________

Partners' Transactions
Capital contributions 1,150,000      25,000     -      1,125,000
Capital transfers         -          30,147     -        (30,147)
Capital withdrawals    (258,285)      -         -        258,285
                    ___________ ___________ ________ ___________
Net Increase            891,715      55,147     -        836,568
                    ___________ ___________ ________ ___________
Total Increase in
  Partners Capital    3,827,998     580,325    1,589   3,246,084
                    ___________ ___________ ________ ___________
PARTNERS' CAPITAL-
  Ending            $25,343,966  $2,159,241  $15,453 $23,169,272
                    ___________ ___________ ________ ___________

Units Outstanding-
  Beginning             860.64      63.15     .56        796.93
                    ___________ ___________ ________ ___________
CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold             46.00       1.00       -         45.00
  Units Transferred        -         1.20       -         (1.20)
  Units Adjusted for
   Net Income           117.45      21.01     0.06        96.38
  Units Repurchased     (10.33)       -        -         (10.33)
                    ___________ __________  ________ __________
  Net Increase          153.12      23.21     0.06       129.85
                    ___________ __________  ________ ___________
Units Outstanding-
  Ending              1,013.76      86.36      .62       926.78
                    ___________ __________  ________ ___________

See Notes to Financial Statements



Page 5
                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
              For the Year Ended December 31, 1998

                                 CORPORATE  INDIVIDUAL
                                 GENERAL    GENERAL  LIMITED
                    TOTAL        PARTNER    PARTNERS PARTNERS
                    ___________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Beginning         $22,661,216 $1,563,270  $13,930  $21,084,016
                    ___________ ___________ ________ ____________
CHANGES IN CAPITAL FROM
Net Income (loss)       227,226    281,093      (66)     (53,801)
                    ___________ ___________ ________ ____________

Partners' Transactions
Capital contributions 1,825,000       -        -       1,825,000
Capital transfers         -       (265,447)    -         265,447
Capital withdrawals  (3,197,474)      -        -      (3,197,474)
                    ___________ ___________ ________ ____________
Net Decrease         (1,372,474)  (265,447)    -      (1,107,027)
                    ___________ ___________ ________ ____________
Total (Decrease) Increase in
 Partners' Capital   (1,145,248)    15,646      (66)  (1,160,828)
                    ___________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Ending            $21,515,968  $1,578,916 $13,864  $19,923,188
                   ____________ ___________ ________ ____________
Units Outstanding-
  Beginning             906.45        62.53    0.56       843.36
                   ____________ ___________ ________ ____________

CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold             73.00         -         -         73.00
  Units Transferred      -           (10.62)     -         10.62
  Units Adjusted for
   Net Income (Loss)      9.09        11.24      -         (2.15)
Units Repurchased      (127.90)        -         -       (127.90)
                       ________      _______  ______    ________
  Net (Decrease)        (45.81)         .62      -        (46.43)
     Increase          ________      _______  ______    ________
  UNITS OUTSTANDING-
   ENDING               860.64        63.15     .56       796.93
                       ________      _______  ______    ________


See Notes to Financial Statements

Page 6
                     PENFIELD PARTNERS, L.P.

                     SCHEDULE OF INVESTMENTS
                          June 30, 1999
                           (Unaudited)

INVESTMENT IN SECURITIES

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 144.27%

               DRUGS AND HEALTHCARE 12.13%
  100,000      Cardiac Control Systems, Inc.,          $    7,250
    8,953      Cardiac Control Systems, Inc.,
                 restricted (a)                               649
   25,000      Jones Pharma, Inc.                         984,375
   21,140      Medtronic, Inc.                          1,646,277
   22,500      Steris Corp.                               435,937
                                                       __________
                                                        3,074,488

               ELECTRONICS 2.04%
   80,000      Barringer Technologies, Inc.               517,500

               ENERGY .98%
   15,000      Chesapeake Energy Corp.                     44,062
   18,500      Evercel, Inc.                              204,656
                                                       __________
                                                          248,718

               FINANCIAL SERVICES 11.05%
  135,000      Imperial Credit Industries, Inc.           957,656
  132,500      MFC Bancorp Ltd.                           993,750
   50,000      R & G Financial Corp.                      850,000
                                                       __________
                                                        2,801,406

               HEALTHCARE SERVICES 5.78%
 120,000       Accuhealth, Inc. (a)                        82,500
 266,527       Accuhealth, Inc. restricted (a)            183,237
  65,000       Rehabcare Group, Inc.                    1,198,437
                                                       __________
                                                        1,464,174

               INDUSTRIAL AND MACHINERY 1.13%
  31,760       Transnational Industries Inc.,
               restricted (a)                             111,160
  50,000       Transnational Industries, Inc.             175,000
                                                       __________
                                                          286,160
See Notes of Financial Statements

Page 7
                     PENFIELD PARTNERS, L.P.

               SCHEDULE OF INVESTMENTS (CONTINUED)
                          June 30, 1999
                           (Unaudited)

               COMMON STOCKS (CONTINUED)
NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               MANUFACTURING 12.84%
  60,000       Blount International, Inc.               1,631,250
  55,000       CTB International Corp.                    457,187
  55,000       RMI Titanium Corp.                         807,812
  40,000       Sun Hydraulics Corp.                       357,500
                                                       __________
                                                        3,253,749
               MISCELLANEOUS 9.29%
 240,000       Prison Realty Trust, Inc.                2,355,000

               RESTAURANT, LODGING AND ENTERTAINMENT 20.50%
 275,000       Casino Data Systems                      1,392,187
 117,500       Park Place Entertainment Corp.           1,123,133
  50,000       TCI Music, Inc.                          1,768,750
 200,000       Trump Hotels & Casino Resorts              912,500
                                                       __________
                                                        5,196,570
               RETAILING 8.92%
  21,093       99 Cents Only Stores                     1,053,331
  30,100       Deb Shops, Inc.                            598,239
  20,000       Duane Reade, Inc.                          610,000
                                                       __________
                                                        2,261,570
               SERVICE 6.34%
  30,000       Iron Mountain, Inc.                        858,750
 100,000       Laser Pacific Corp.                        596,875
  30,000       Nobel Learning Communities, Inc.           150,000
                                                       __________
                                                        1,605,625
               TECHNOLOGY 28.15%
  10,000       Centennial Technologies, Inc.                8,800
  95,000       Cognitronics Corp.                       1,454,690
  35,000       Data Transmission Network Corp.            984,375
  80,000       Genrad, Inc.                             1,710,000
 150,000       Inprise Corp.                              731,250
  40,000       Interlinq Software Corp.                   270,000
  40,000       Measurement Specialties, Inc.              485,000
 165,000       Mecon, Inc.                              1,237,500
  50,000       Media 100, Inc.                            253,125
                                                       __________
                                                        7,134,740

See Notes to Financial Statements

Page 8




                    PENFIELD PARTNERS, L.P.

               SCHEDULE OF INVESTMENT (CONTINUED)
                          June 30, 1999
                           (Unaudited)



INVESTMENT IN SECURITIES

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS (CONTINUED)

               TELECOMMUNICATIONS 5.45%
  40,300       Inter Tel, Inc.                         $  735,475
 235,000       Relm Wireless Corp.                        646,250
                                                       __________
                                                        1,381,725

               TRANSPORTATION 12.61%
  95,200       Sea Containers Ltd.                      3,195,150


               UTILITIES 7.05%
 100,000       Northeast Utilities                      1,787,500



         TOTAL COMMON STOCKS (COST $30,491,376)       $36,564,075






(a) Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

All percentages are relative to Partners' Capital





See Notes to Financial Statements
Page 9
                     PENFIELD PARTNERS, L.P.

               SCHEDULE OF INVESTMENTS (CONTINUED)
                          June 30, 1999
                           (Unaudited)

SECURITIES SOLD SHORT

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 22.56%

               BIOTECH 2.59%
  25,000       Coulter Pharmaceutical, Inc.            $  564,062
  10,000       Zonagen Inc.                                92,500
                                                       __________
                                                          656,562
               CONSUMER PRODUCTS .91%
  25,000       Blue Rhino Corp.                           229,687

               DRUGS AND HEALTHCARE 11.71%
  18,200       Chromatics Color Sciences Intl. Inc.       150,150
  21,140       Medtronic, Inc.                          1,646,277
  22,500       Steris Corp.                               435,937
  60,000       Sunrise Technologies, Inc.                 735,000
                                                       __________
                                                        2,967,364
               ENERGY .17%
  15,000       Chesapeake Energy Corp.                     44,062

               FOOD .90%
  26,000       Gardenburger, Inc.                         229,125

               HEALTHCARE SERVICES 2.47%
  25,000       Lincare Holdings, Inc.                     625,000

               MISCELLANEOUS 1.37%
   3,000       priceline.com, Inc.                        346,687

               RETAILING 2.41%
  20,000       Duane Reade, Inc.                          610,000

               TECHNOLOGY .03%
  10,000       Centennial Technologies, Inc.                8,800

               TOTAL SECURITIES SOLD SHORT
                 (PROCEEDS $6,808,044)                 $5,717,287


All percentages are relative to Partners' Capital

See Notes to Financial Statements

Page 10

                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 1999

   (Information Subsequent to December 31, 1998 is Unaudited)

ORGANIZATION   Penfield Partners, L.P.("the Fund") was organized
               in November 1988 in the State of Delaware as a limited partnership for the purpose of trading in securities. The Fund will continue until December
               31, 2028 unless sooner terminated as provided for in the Partnership Agreement. The Fund's investment objective is to seek long-term capital appreciation by investing and trading primarily in equity securities and securities with equity features of publicly listed companies.

               Effective July 1, 1994, the Fund registered under the Investment Company Act of 1940 ("1940 Act") to operate as a nondiversified management company and a closed-end interval fund.

REPURCHASE     The Fund has adopted certain policies for its
POLICIES       repurchases of units from partners as fundamental
               policies which, under Rule 23c-3 promulgated under the 1940 Act, may not be changed without the vote of the holders of a majority of the outstanding units (as determined under the 1940 Act). These repurchase policies are as follows:

                 (a) The Fund will offer to repurchase units at
               intervals of six months in accordance with the Fund's Amended and Restated Agreement of Limited
               Partnership ("Partnership Agreement").

                 (b) The Fund will allow its partners to submit
               requests for repurchases of units by June 16th and December 17th of each year.

                 (c) The Fund will establish a maximum of
               fourteen days between each deadline for
               repurchase requests and the applicable repurchase date such that repurchases of units shall occur on June 30th and December 31st of each year.

               The Individual General Partners are authorized under the Partnership Agreement to establish other policies relating to



Page 11
                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 1999

   (Information Subsequent to December 31, 1998 is Unaudited)

               repurchases of units that are consistent with the 1940 Act. The repurchase of units by the Fund allows partners to redeem units semi-annually, subject to the terms and limitations set forth in the Partnership Agreement.

               On June 3, 1999, the Fund offered to repurchase up to 25% of the outstanding units of the Fund. Partners holding 1% of the units outstanding prior to the repurchases on June 30, 1999 equal to $258,285 elected to tender their units to the Fund for repurchase.

FINANCIAL      The preparation of financial statements in
STATEMENT      conformity with generally accepted accounting
ESTIMATES      principles may require management to make
               estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF   Purchases and sales of securities are recorded on
SECURITIES     a trade date basis.

               Investments in securities and securities sold short which are traded on a national securities exchange or listed on NASDAQ are valued at the last reported sales price on the last business day of the year. Investments in securities and securities sold short which are traded in the over-the-counter market are valued at the average of the bid and asked prices on the last trade date.

               Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Individual
               General Partners.





Page 12
                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 1999

   (Information Subsequent to December 31, 1998 is Unaudited)


ORGANIZATION   Organization costs are being amortized on a
COSTS          straight-line basis over a period of 60 months
               until June 30, 1999, when they became fully amortized.


INCOME TAXES   The Fund is not subject to income taxes.  The
               partners report their distributive share of realized income or loss on their own tax returns.

CUSTODY        The Partnership maintains a brokerage account with
CONCENTRATIONS ING Baring Furman Selz LLC.  The Securities
               Investor Protection Corporation (SIPC) insures the brokerage account to the extent of $500,000
               (including up to $100,000 for cash). Amounts in excess of these limits are covered by additional insurance maintained by the broker.

SECURITIES     The Fund is subject to certain inherent risks
SOLD SHORT     arising from its activities of selling securities
               short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

ALLOCATION OF  The net income of the Fund is allocated
INCOME (LOSS)  semiannually on June 30th and December 31st,
               20% to the Corporate General Partner and 80% to all partners in proportion to the number of units held by each. A net loss is allocated among the partners in proportion to the number of units owned by each. If there is a loss for an accounting period, the 20% allocation to the Corporate General Partner will not apply to the future periods until the loss has been recovered.

               For semiannual period ended June 30, 1999, the fund had net income of $2,936,283. For purposes of the 20% allocation, the net income was reduced by a loss carryover from December 31, 1998 of $1,247,044.


Page 13




                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 1999

   (Information Subsequent to December 31, 1998 is Unaudited)



ALLOCATION OF  All net income allocated to partners is
INCOME (LOSS)  reinvested.  In order to maintain a $25,000 price
(CONTINUED)    per unit, the number of units held by each partner
               at the close of each semiannual period is adjusted to equal the partner's capital account divided by $25,000.


RELATED        The Administrative Agreement provides for fees
PARTY          payable to the Fund's administrator, the general
TRANSACTIONS   partner of the Corporate General Partner.  The
               administrator's fee is calculated at a rate of .0625% of the net asset value of the Fund at the beginning of each month (.75% per annum).

               A fee is payable to each of the Independent
               Individual General Partners at $10,000 per annum, plus out-of-pocket expenses incurred by them in performing their duties under the Partnership Agreement.

               The accompanying Statement of Assets and Liabilities includes unpaid fees to the administrator of $48,130.

               At June 30, 1999 the Fund has an investment in Transnational Industries, a private placement security in which an Individual General Partner is a director and an investor through another entity. The investment is valued at $286,160.

PURCHASES AND  Purchases and sales of securities aggregated
SALES OF       $33,240,433 and $30,233,648, respectively.
SECURITIES




Page 14

                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 1999

   (Information Subsequent to December 31, 1998 is Unaudited)


SELECTED          Six
FINANCIAL         Months
INFORMATION       Ended            Years Ended
                  June 30,              December 31,

                     __________________________________________
                     1999    1998   1997   1996    1995    1994
Ratio of Total
 Expenses to
 Average Net Assets  3.04%*  1.85%  1.94%  1.53%   2.18%   1.23%

Ratio of Investment
Loss to
 Average Net Assets  (.48)%* (.78)% (.96)% (.48)%  (1.12)% (.48)%

Ratio of Net Income to
 Average Net Assets  25.08%*  .95%  19.28% 10.89%   9.59%   .65%

Portfolio Turnover
 Rate                   .95   2.39   2.10   1.82    1.19   1.87
Total Return          12.96%   .68% 21.89% 13.41%  10.14%   .53%


  * Annualized